Earnings/(loss) per share (Tables)	9 Months Ended
Mar. 31, 2022
Earnings/(loss) per share
Schedule of earning per share

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Profit/(loss) attributable to the equity shareholders of the Company	121,860	96,554	(1,529,997)	433,333
Less: Allocation of undistributed earnings to holders of unvested restricted shares	(580)	(210)	117,474	(1,139)
Profit/(loss) used to determine basic earnings/(loss) per share	121,280	96,344	(1,412,523)	432,194

Schedule of weighted average number of ordinary shares

	For the three months ended
	March 31,
	2021	2022
	RMB’000	RMB’000
Issued ordinary share at January 1	1,204,349,933	1,206,653,619
Effect of shares released from share award scheme and option plan (Note 23)	—	116,860
Effect of repurchase of shares (Note 22(b))	—	(1,163,118)
Weighted average number of ordinary shares	1,204,349,933	1,205,607,361

	For the nine months ended
	March 31,
	2021	2022
	RMB’000	RMB’000
Issued ordinary share at July 1, 2020 and 2021	865,591,398	1,204,860,715
Effect of shares issued upon IPO and exercise of the over-allotment option	133,595,854	—
Effect of shares converted from Series A preferred shares	72,146,089	—
Effect of shares released from share award scheme and option plan (Note 23)	—	1,978,106
Effect of repurchase of shares (Note 22(b))	—	(664,260)
Weighted average number of ordinary shares	1,071,333,341	1,206,174,561

Summary of weighted average number of ordinary shares outstanding

			For the nine
	For the three months ended		months ended
	March 31,		March 31,
	2021	2022	2022
	Number of	Number of	Number of
	shares	shares	shares
Weighted average number of ordinary shares, basic	1,204,349,933	1,205,607,361	1,206,174,561
Dilutive effect of share award scheme and option plan (Note 23)	14,233,371	6,950,057	10,854,602
Weighted average number of ordinary shares, diluted	1,218,583,304	1,212,557,418	1,217,029,163